Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of warrant activity

		Weighted	Average Remaining
	Warrants Outstanding	Average Exercise Price	Contractual Life (Years)
Warrants outstanding at December 31, 2020	52,000	$13.35	13.76
Warrants granted	62,924	13.35
Warrants outstanding at December 31, 2021	114,924	13.35	5.90
Warrants granted	1,988,973	4.84
Warrants received in merger	5,749,993	11.50
Merger adjustment to prior year	152,730	3.90
Warrants exercised	(52,000)	13.35
Warrants outstanding at December 31, 2022	7,954,620	$9.63	4.46